Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
Fair Value Measurements [Line Items]
Schedule of Fair Value Hierarchy, the Plan’s Assets at Fair Value

The following table sets forth by level within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Total

Registered investment companies	$11,330,878	$-	$11,330,878
Pooled separate account	-	1,046,110	1,046,110
Employer securities	2,033,998	-	2,033,998
Total investments at fair value	13,364,876	1,046,110	14,410,986
Total investments	$13,364,876	$1,046,110	$14,410,986

Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Total

Registered investment companies	$9,383,701	$-	$9,383,701
Pooled separate account	-	964,225	964,225
Employer securities	1,700,797	-	1,700,797
Total investments at fair value	11,084,498	964,225	12,048,723
Total investments	$11,084,498	$964,225	$12,048,723